Trade and other receivables - Credit risk exposure on trade and other receivables (Details) - Trade and other receivables (except for advances issued) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Gross carrying amount
Credit risk exposure
Financial assets	₽ 15,884	₽ 11,831
Expected credit loss allowance / Impairment
Credit risk exposure
Financial assets	₽ (1,016)	₽ (509)
Current and less than 30 days
Credit risk exposure
Expected credit loss rate	1.80%	0.06%
Current and less than 30 days | Gross carrying amount
Credit risk exposure
Financial assets	₽ 14,694	₽ 11,241
Current and less than 30 days | Expected credit loss allowance / Impairment
Credit risk exposure
Financial assets	₽ (268)	₽ (7)
30-60 days
Credit risk exposure
Expected credit loss rate	11.00%	19.00%
30-60 days | Gross carrying amount
Credit risk exposure
Financial assets	₽ 255	₽ 79
30-60 days | Expected credit loss allowance / Impairment
Credit risk exposure
Financial assets	₽ (29)	₽ (15)
61-90 days
Credit risk exposure
Expected credit loss rate	47.00%	94.00%
61-90 days | Gross carrying amount
Credit risk exposure
Financial assets	₽ 125	₽ 34
61-90 days | Expected credit loss allowance / Impairment
Credit risk exposure
Financial assets	₽ (59)	₽ (32)
More than 91 days
Credit risk exposure
Expected credit loss rate	81.00%	95.00%
More than 91 days | Gross carrying amount
Credit risk exposure
Financial assets	₽ 810	₽ 477
More than 91 days | Expected credit loss allowance / Impairment
Credit risk exposure
Financial assets	₽ (660)	₽ (455)